EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NONCONTROLLING INTEREST

Effective November 19, 2012, an agreement was entered into between a subsidiary of the Corporation and Kuukpik Corporation (“Kuukpik”) to form a separate legal entity (“Joint Venture”) for the purpose of performing contracts for the acquisition and development of geophysical and seismic data and for geophysical and seismic services and any and all related work anywhere on the north slope of Alaska (onshore or offshore) for a period of five years. The Corporation and Kuukpik’s percentage ownership interest in the Joint Venture are 49.0% and 51.0%, respectively. The sole source of revenue of the Joint Venture is contracts performed by the Corporation. Pre-award costs incurred on potential contracts by Kuukpik and the Corporation are absorbed by each party and not by the Joint Venture. The Joint Venture receives 10% of gross revenues of all contracts performed by the Corporation, which is distributed to Kuukpik and the Corporation based on their relative ownership percentages. Risk of loss on a contract, including credit risk, is the Corporation's sole responsibility. Based on its power to influence the significant business activities of the Joint Venture and its responsibility to absorb contract losses, the Corporation was determined to be the primary beneficiary under GAAP and as such consolidates the Joint Venture. The results of the Joint Venture are combined with the Corporation and all intercompany transactions are eliminated upon consolidation. Amounts reflected for the Joint Venture in the consolidated financial statements consist of the balances reported under net income attributable to noncontrolling interest for the years ended December 31, 2014 and 2013 and noncontrolling interest on the December 31, 2014 and 2013 balance sheets.
EMPLOYEE BENEFITS
The Corporation offers a Retirement Registered Saving Plan for all eligible employees of its Canadian operations. The Corporation matches each employee’s contributions up to the maximum allowed under the plan or until the Canada Revenue Agency annual limit is reached. For the years ended December 31, 2014 and 2013, respectively, the Corporation expensed matching contributions totaling of $327 and $338, respectively.
The Corporation offers a 401(k) Plan for all eligible employees of its U.S. operations. The Corporation matches each employee’s contributions up to the maximum allowed under the plan. For the years ended December 31, 2014 and 2013, the Corporation expensed matching contributions totaling $169 and $72, respectively.